Leases - Right-of-use assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 4,405.3	$ 3,226.4
Additions		2,452.9	2,207.1
Depreciation		(1,379.1)	(1,268.9)
Impairment		(1,481.4)
Other	[1]	(51.7)	240.7
Ending balance		3,946.0	4,405.3
Vessels
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		3,967.3	2,720.2
Additions		2,432.4	2,184.6
Depreciation		(1,299.0)	(1,170.0)
Impairment		(1,417.3)
Other	[1]	(70.1)	232.5
Ending balance		3,613.3	3,967.3
Containers and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		380.0	458.6
Additions		1.0
Depreciation		(64.5)	(80.5)
Impairment		(21.1)
Other	[1]	(11.9)	1.9
Ending balance		283.5	380.0
Buildings, vehicles and other tangible assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		58.0	47.6
Additions		19.5	22.5
Depreciation		(15.6)	(18.4)
Impairment		(43.0)
Other	[1]	30.3	6.3
Ending balance		$ 49.2	$ 58.0

[1]	Mainly modifications see also Note 5.